Business combinations and other significant transactions - Balance sheet values of the divestments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Business combinations and other significant transactions
Cash and cash equivalents	€ 25	€ 70
Current financial assets	155
Other current assets	130
Current assets	310
Property, plant and equipment	8
Deferred tax assets	8
Other Non Current Assets Derecognised as of Disposal Date	137
Non-current assets	153	€ 8,618
TOTAL ASSETS	463
Other current liabilities	112
Current liabilities	112
Other non-current liabilities	12
Non-current liabilities	12
TOTAL LIABILITIES	124
Equity attributable to Eni	339
TOTAL EQUITY	339
TOTAL LIABILITIES AND EQUITY	463
EniCorridor Srl (now SeaCorridor Srl)
Business combinations and other significant transactions
Cash and cash equivalents	25
Current financial assets	147
Other current assets	130
Current assets	302
Property, plant and equipment	8
Deferred tax assets	8
Other Non Current Assets Derecognised as of Disposal Date	137
Non-current assets	153
TOTAL ASSETS	455
Other current liabilities	112
Current liabilities	112
Other non-current liabilities	12
Non-current liabilities	12
TOTAL LIABILITIES	124
Equity attributable to Eni	331
TOTAL EQUITY	331
TOTAL LIABILITIES AND EQUITY	455
Exploration activities in Gabon
Business combinations and other significant transactions
Current financial assets	8
Current assets	8
TOTAL ASSETS	8
Equity attributable to Eni	8
TOTAL EQUITY	8
TOTAL LIABILITIES AND EQUITY	€ 8